Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property and Equipment
Schedule of depreciation and amortization expense

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Equipment leased to customers	$163,474	$189,030	$315,917	$372,017
Satellites	32,087	32,087	64,173	64,178
Buildings, furniture, fixtures, equipment and other	16,101	13,021	28,867	26,069
148 degree orbital location (1)	67,776	—	67,776	—
Total depreciation and amortization	$279,438	$234,138	$476,733	$462,264

(1)                See “FCC Authorizations” below.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Equipment leased to customers	$725,904	$822,442	$799,169
Satellites	128,352	110,510	86,430
Buildings, furniture, fixtures, equipment and other	50,699	50,408	54,115
Total depreciation and amortization	$904,955	$983,360	$939,714